Related Party Transactions - Additional Information (Detail) - USD ($)						1 Months Ended		3 Months Ended		4 Months Ended	10 Months Ended
	Jan. 18, 2022	Jul. 02, 2021	Jun. 30, 2021	Jun. 29, 2021	Mar. 02, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Number of shares granted								8,498,488
Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value							$ 25,000				$ 25,000
Repayment of advances from related party											87,319
Advances from related party current								$ 43,623			$ 10,000
Director [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Number of shares granted				30,000		30,000
Share price								$ 7.14			$ 7.14
Fair value of shares granted						$ 214,160					$ 214,160
Sponsor [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Repayments of related party debt		$ 300,000
Debt instrument face value					$ 300,000
Sponsor [Member] | Founder Shares [Member] | Independent Directors [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, new issues						30,000				30,000
PIPE Investors [Member]
Related Party Transaction [Line Items]
Sale of stock, consideration received on transaction	$ 575,000,000
Sale of stock, number of shares issued in transaction	57,500,000
PIPE Investors [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Sale of stock, consideration received on transaction	$ 575,000,000
Sale of stock, number of shares issued in transaction	57,500,000
Common Class B [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding								6,250,000			6,250,000
Share based compensation shares forfeited during the period									75,000
Common Class B [Member] | Founder [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value					$ 25,000
Stock shares issued during the period for services shares					5,750,000
Stock issued during period, shares, new issues				575,000
Common stock shares outstanding			6,250,000	6,325,000		6,250,000				6,250,000
Common stock, shares, subject to forfeiture			825,000			825,000				825,000
Shares no longer subject to forfeiture			750,000			750,000				750,000
Common Class A [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding								640,000			640,000
Common stock, shares, subject to forfeiture								25,000,000			25,000,000
Common Class A [Member] | PIPE Investors [Member] | Subscription Agreements [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Sale of stock, consideration received on transaction								$ 156,400,000
Sale of stock, number of shares issued in transaction								15,640,000
Common Class A [Member] | SC Master Holdings, LLC | Subscription Agreements [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction								12,500,000
Common Class A [Member] | Averill Master Fund, Ltd | Subscription Agreements [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction								3,140,000
Administration And Support Services [Member] | Sponsor [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable per month			$ 10,000
Selling general and administrative expenses from transactions with related party								$ 30,000			$ 60,000
Advance From Related Party Loan [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Repayment of advances from related party											87,319
Advance From Related Party Loan [Member] | Sponsor [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Repayment of advances from related party								0
Due to related parties								33,623			97,319
Promissory Note [Member]
Related Party Transaction [Line Items]
Due to related parties								10,000
Debt instrument face value	$ 100,000,000
Promissory Note [Member] | Sponsor [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Repayments of related party debt		$ 300,000
Debt instrument face value					$ 300,000
Working Capital Loans [Member] | Sponsor [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Due to related parties								$ 0			$ 0
Restriction On Transfer Of Sponsor Shares [Member] | Common Class B [Member] | Founder [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Related Party Transaction [Line Items]
Share price								$ 12			$ 12
Number of trading days for determining the share price								20 days			20 days
Number of consecutive trading days for determining the share price								30 days			30 days
Waiting period after which the share trading days are considered								150 days			150 days